Revenues (Details) - Schedule of contract assets and contract liabilities deriving from contracts with customers - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of contract assets and contract liabilities deriving from contracts with customers [Abstract]
Open balances	$ 713	$ 1,816
Contract liabilities	$ 968	$ 991